STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

11. STOCK-BASED COMPENSATION

Stock-based compensation awards consist of stock options, restricted stock units and bonus shares issued under the Company’s equity incentive plans which include: the 2013 Omnibus Incentive Plan (the “2013 Plan”), the Amended and Restated 2004 Directors’ Stock Option and Restricted Stock Plan (the “2004 Directors’ Plan”) and the 2004 Stock Incentive Plan (the “2004 Plan”). Upon approval of the 2013 Plan by the Company’s stockholders on June 4, 2013, the Company’s authority to grant new awards under all plans other than the 2013 Plan was terminated. On July 18, 2017 and April 18, 2019, the Company’s stockholders approved amendments to the 2013 Plan to increase the authorized number of shares of common stock available and reserved for issuance under the 2013 Plan by 20,000 shares and 66,000 shares, respectively. Under the 2013 Plan, the Company may grant awards of stock options, stock appreciation rights, restricted stock awards (“RSAs”), restricted stock units (“RSUs”), unrestricted stock, dividend equivalent rights, performance shares and other performance-based awards, other equity-based awards and cash bonus awards to eligible persons. The maximum number of the Company’s common stock that may be reserved for issuance under the 2013 Plan is currently 66,278 shares of common stock, plus unissued shares under the prior plans. Equity awards under the 2013 Plan are granted from time to time at the discretion of the Compensation Committee of the Board (the “Committee”), with vesting periods and other terms as determined by the Committee with a maximum term of 10 years. The 2013 Plan is administered by the Committee, which can delegate the administration to the Board, other Committees or to such other officers and employees of the Company as designated by the Committee and permitted by the 2013 Plan.

As of April 18, 2019, 66,278 shares were available for future issuances under the 2013 Plan.  For the three months ending March 31, 2019 and 2018, the Company recorded stock-based compensation expense of $7,719 and $80,673, respectively.  Stock compensation expense is recorded in general and administrative expenses.

In addition to the plans above, upon closing of the Company’s acquisition of Anatolia Energy Limited in November 2015, the Company issued 7,495 replacement options and performance shares to the option holders and performance shareholders of Anatolia Energy Limited.  The number of replacement options and performance shares was based upon the Black-Scholes value with the exercise prices of the replacement options and performance shares determined using the exchange rate of 0.0001096.  The options and performance shares were issued with the same terms and conditions as were applicable prior to the acquisition of Anatolia Energy Limited. As of March 31, 2019, there were 449 replacement options outstanding and no performance shares outstanding.

In addition to the plans above, upon closing of the Company’s acquisition of Alabama Graphite in April 2018, the Company issued 50,168 replacement options and warrants to the option and warrant holders of Alabama Graphite.  The number of replacement options and warrants shares was determined using the arrangement exchange rate of 0.0016.  The exercise prices for the option and warrant shares were first converted for the exchange rate of 0.0016 and then converted to USD using the exchange rate on December 13, 2017 of 0.77809 (CAD to USD). The options and warrant shares were issued with the same terms and conditions as were applicable prior to the acquisition of Alabama Graphite. As of March 31, 2019, there were 5,568 replacement options and 11,440 replacement warrants outstanding.

Stock Options

The following table summarizes stock options outstanding and changes for the three-month periods ending March 31, 2019 and 2018:

	March 31, 2019		March 31, 2018
		Weighted		Weighted
	Number of	Average	Number of	Average
	Stock	Exercise	Stock	Exercise
	Options	Price	Options	Price
Stock options outstanding at beginning of period	19,170	$79.78	5,723	$276.50
Granted	—	—	—	—
Expired	(280)	179.68	(112)	624.00
Stock options outstanding at end of period	18,890	$78.21	5,611	$269.50
Stock options exercisable at end of period	18,890	$78.21	1,828	$682.50

The following table summarizes stock options outstanding and exercisable by stock option plan at March 31, 2019:

	Outstanding Stock Options		Exercisable Stock Options
	Number of	Weighted	Number of	Weighted
	Outstanding	Average	Exercisable	Average
Stock Option Plan	Stock Options	Exercise Price	Stock Options	Exercise Price
2004 Plan	96	$1,752.25	96	$1,752.25
2004 Directors’ Plan	11	9,332.73	11	9,332.73
2013 Plan	12,766	35.41	12,766	35.41
Replacement Stock Options-Alabama Graphite	5,568	80.96	5,568	80.96
Replacement Stock Options-Anatolia Energy	449	676.22	449	676.22
	18,890	$78.21	18,890	$78.21

Restricted Stock Units

Time-based and performance-based RSUs are valued using the closing share price of the Company’s common stock on the date of grant. The final number of shares issued under performance-based RSUs is generally based on the Company’s prior year performance as determined by the Compensation Committee of the Board of Directors at each vesting date, and the valuation of such awards assumes full satisfaction of all performance criteria.

The following table summarizes RSU activity for the three-month periods ended March 31, 2019 and 2018:

	March 31,		March 31,
	2019		2018
		Weighted-		Weighted-
		Average		Average
	Number of	Grant Date	Number of	Grant Date
	RSUs	Fair Value	RSUs	Fair Value
Unvested RSUs at beginning of period	2,260	$70.00	3,578	$70.00
Granted	—	—	—	—
Forfeited	(565)	70.00	(189)	70.00
Vested	—	—	—	—
Unvested RSUs at end of period	1,695	$70.00	3,389	$70.00

9. STOCK BASED COMPENSATION

Stock-based compensation awards consist of stock options, restricted stock units, restricted stock awards and bonus shares issued under the Company’s equity incentive plans which include: the 2013 Omnibus Incentive Plan (the “2013 Plan”); the Amended and Restated 2004 Directors’ Stock Option and Restricted Stock Plan (the “2004 Directors’ Plan”); and the 2004 Stock Incentive Plan (the “2004 Plan”). Upon approval of the 2013 Plan by the Company’s stockholders on June 4, 2013, the Company’s authority to grant new awards under all plans other than the 2013 Plan was terminated. On July 18, 2017, the Company’s stockholders approved an amendment to the 2013 Plan to increase the authorized number of shares of common stock available and reserved for issuance under the 2013 Plan by 1.0 million shares and re-approve the material terms of the performance goals under such plan. Under the 2013 Plan, the Company may grant awards of stock options, stock appreciation rights, restricted stock awards (“RSAs”), restricted stock units (“RSUs”), unrestricted stock, dividend equivalent rights, performance shares and other performance-based awards, other equity-based awards and cash bonus awards to eligible persons. The maximum number of the Company’s common stock that may be reserved for issuance under the 2013 Plan is 1,083,333 shares of common stock, plus unissued shares under the prior plans. Equity awards under the 2013 Plan are granted from time to time at the discretion of the Compensation Committee of the Board (the “Committee”), with vesting periods and other terms as determined by the Committee with a maximum term of 10 years. The 2013 Plan is administered by the Committee, which can delegate the administration to the Board, other Committees or to such other officers and employees of the Company as designated by the Committee and permitted by the 2013 Plan.

As of December 31, 2018, 13,905 shares were available for future issuances under the 2013 Plan. For the years ending December 31, 2018 and 2017, the Company recorded stock-based compensation expense of $0.3 million and $0.1 million, respectively. Stock compensation expense is recorded in general and administrative expenses.

In addition to the plans above, upon closing of the Company’s acquisition of Anatolia Energy Limited in November 2015, the Company issued 374,749 replacement options and performance shares to the option holders and performance shareholders of Anatolia Energy Limited. The number of replacement options and performance shares was based upon the Black-Scholes value with the exercise prices of the replacement options and performance shares determined using the exchange rate of 0.00548. The options and performance shares were issued with the same terms and conditions as were applicable prior to the acquisition of Anatolia Energy Limited. As of December 31, 2018, there were 25,271 replacement options outstanding and no performance shares outstanding.

In addition to the plans above, upon closing of the Company’s acquisition of Alabama Graphite in April 2018, the Company issued 2,508,378 replacement options and warrants to the option and warrant holders of Alabama Graphite. The number of replacement options and warrants shares was determined using the arrangement exchange rate of 0.08. The exercise prices for the option and warrant shares were first converted for the exchange rate of 0.08 and then converted to USD using the exchange rate on December 13, 2017 of 0.77809 (CAD to USD). The options and warrant shares were issued with the same terms and conditions as were applicable prior to the acquisition of Alabama Graphite. As of December 31, 2018, there were 289,600 replacement options and 571,985 replacement warrants outstanding.

Stock Options

Stock options are valued using the Black-Scholes option pricing model on the date of grant. The Company estimates forfeitures based on historical trends.

The following table summarizes stock options outstanding and changes during the years ended December 31, 2018 and 2017:

	December 31,		December 31,
	2018		2017
	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price
Stock options outstanding at beginning of period	286,174	$5.53	110,828	$18.24
Granted	812,689	0.98	189,164	1.40
Expired	(140,374)	5.97	(13,818)	50.88
Canceled or forfeited	-	-	-	-
Stock options outstanding at end of period	958,489	$1.60	286,174	$5.53
Stock options exercisable at end of period	958,489	$1.60	97,010	$13.59

The following table summarizes stock options outstanding and exercisable by stock option plan at December 31, 2018:

	Outstanding Stock Options		Exercisable Stock Options
Stock Option Plan	Number of Stock Options Outstanding	Weighted Average Exercise Price	Number of Stock Options Exercisable	Weighted Average Exercise Price
2004 Plan	4,792	$35.14	4,792	$35.14
2004 Directors' Plan	556	186.00	556	186.00
2013 Plan	638,270	0.71	638,270	0.71
Replacement Options - AGC	289,600	1.61	289,600	1.61
Replacement Options-AEK	25,271	13.41	25,271	13.41
	958,489	$1.60	958,489	$1.60

Restricted Stock Units

Time-based and performance-based RSUs are valued using the closing share price of the Company’s common stock on the date of grant. The final number of shares issued under performance-based RSUs is generally based on the Company’s prior year performance as determined by the Committee at each vesting date, and the valuation of such awards assumes full satisfaction of all performance criteria.

The following table summarizes RSU activity for the years ending December 31, 2018 and 2017:

	December 31,		December 31,
	2018		2017
	Number of RSUs	Weighted-Average Grant Date Fair Value	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested RSUs at beginning of period	178,897	$1.40	8,649	$43.71
Granted	-	-	304,064	1.40
Forfeited	(37,674)	1.40	(34,845)	5.72
Vested	(28,245)	1.40	(98,971)	2.50
Unvested RSUs at end of period	112,978	$1.40	178,897	$1.40